Convertible Note (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Principal amount				$ 54,000
Proceeds from Issuance of Convertible Debt		$ 1,909,000	$ 0	1,206,320	$ 0
Amortization of debt discount		376,678	0	196,077	0
Interest expenses		$ 410,791	885	257,782	4,328
Accrued interest				1,702
Converted notes				23,400
Converted Debt				$ 130,462
Conversion of stock to common stock				496,193
Common share converted				$ 126,655
Convertible Note Agreement [Member]
Convertible note Interest rate	2.00%
Conversion price, per share	$ 0.18
Exercise price, per share		$ 0.50		$ 0.50
Financing Fee Paid		$ 89,680		$ 89,680
Proceeds from Issuance of Convertible Debt		175,000		175,000
Accrued Financing Fee		$ 14,000		$ 14,000
Stock Warrants Issued		218,750		218,750
Amortization of debt discount		$ 345,828	0	$ 196,077
Accrued interest		110,981		50,723	1,567
Interest expenses		60,258	$ 135	50,723	$ 1,311
Converted notes		1,121,000		1,121,000
Derivative liability				645,457
Debt discount				1,296,000
Original Issued Discounts				103,680
Warrants discount				$ 546,863
Debt discount		$ 2,075,000
Interest Rate		10.00%
Conversion of stock to common stock		1,401,250		1,401,250
Convertible Note Agreement One [Member]
Exercise price, per share		$ 0.50
Accrued Financing Fee		$ 166,000
Converted notes		$ 2,075,000
Interest Rate		10.00%
Conversion of stock to common stock		2,593,750